UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Dana L. Crosby
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature, Place, and Date of Signing:

/s/ Dana L. Crosby                   Cupertino, CA                    10/22/2003
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          184
                                         -----------
Form 13F Information Table Value Total:     $163,776
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AMB Property Corp.             Com              00163T109       15     500          Sole             Sole      0    0
AOL Time Warner                Com              00184a10       455   30100          Sole             Sole      0    0
AT&T Wireless Group            Com              00209a106      672   82100          Sole             Sole      0    0
Abbott Labs                    Com              002824100      468   11000          Sole             Sole      0    0
Adobe Systems                  Com              00724F101      157    4000          Sole             Sole      0    0
Agilent Technologies, Inc      Com              00846u101     4140  187250          Sole             Sole      0    0
All American Semiconductor     Com              016557100        2     600          Sole             Sole      0    0
Alliant Energy Corp            Com              018802108       33    1500          Sole             Sole      0    0
Allstate Corp.                 Com              020002101      785   21500          Sole             Sole      0    0
Altera Corp                    Com              021441100      596   31500          Sole             Sole      0    0
American Electric Power        Com              025537101       47    1560          Sole             Sole      0    0
American International Group   Com              026874107     1523   26400          Sole             Sole      0    0
Amgen                          Com              31162100        84    1300          Sole             Sole      0    0
Apple Computer Inc.            Com              037833100      638   30800          Sole             Sole      0    0
Applied Materials              Com              038222105     2671  147300          Sole             Sole      0    0
Ascential Software             Com              04362p108       46    2500          Sole             Sole      0    0
Automatic Data Process         Com              053015103      362   10100          Sole             Sole      0    0
BP p.l.c                       Com              055622104      152    3620          Sole             Sole      0    0
BRE Properties                 Com              05564E106     1098   33300          Sole             Sole      0    0
Ballard Power Systems          Com              05858H104        1     100          Sole             Sole      0    0
Bank of America Corp           Com              066050105      760    9738          Sole             Sole      0    0
Bell South Corp.               Com              079860102       47    2000          Sole             Sole      0    0
Berkshire Hathaway Class B     Com              084670207     1558     624          Sole             Sole      0    0
Berkshire Hthwy Class A        Com              084670108      225      30          Sole             Sole      0    0
Bristol Myers                  Com              09247U107     2702  105300          Sole             Sole      0    0
Burlington Resources           Com              122014103      656   13600          Sole             Sole      0    0
CIGNA Corp.                    Com              125509109       94    2100          Sole             Sole      0    0
CIT Group                      Com              125581108       58    2000          Sole             Sole      0    0
CMGI Inc                       Com              125750109        2    1000          Sole             Sole      0    0
CNA Surety Corporation         Com              12612l108     1191  118500          Sole             Sole      0    0
CT Holdings Inc.               Com              12643y103        0   15000          Sole             Sole      0    0
Caterpillar Inc.               Com              149123101      207    3000          Sole             Sole      0    0
Cendant Corp.                  Com              151313103     3910  209200          Sole             Sole      0    0
Charles Schwab & Co.           Com              808513105       60    5000          Sole             Sole      0    0
Chesapeake Energy              Com              165159104       11    1000          Sole             Sole      0    0
ChevronTexaco                  Com              16674100      1322   18500          Sole             Sole      0    0
Chico's FAS, Inc.              Com              168615102       31    1000          Sole             Sole      0    0
Cisco Systems Inc.             Com              17275R102     2414  123240          Sole             Sole      0    0
Citadel Security Software      Com              17288q109        5    3750          Sole             Sole      0    0
Citigroup Inc.                 Com              173034109     3355   73713          Sole             Sole      0    0
Clear Channel Communications   Com              184502102      352    9200          Sole             Sole      0    0
Clorox Co.                     Com              189054109      367    8000          Sole             Sole      0    0
Collectors Universe            Com              19421r101        7    2000          Sole             Sole      0    0
Comcast Cl A Vtg               Com              20030n101        6     200          Sole             Sole      0    0
Comcast Corporation            Com              20030n200      101    3400          Sole             Sole      0    0
Compuware Corp                 Com              205638109       80   15000          Sole             Sole      0    0
ConocoPhillips                 Com              20825L104     1549   28300          Sole             Sole      0    0
Consolidated Edison            Com              209115104     2348   57600          Sole             Sole      0    0
Consolidated-Tomoka Land Co    Com              210226106      577   19900          Sole             Sole      0    0
Corning Inc.                   Com              219350105       28    3000          Sole             Sole      0    0
Crosstex Energy L.P            Com              22765u102      438   11000          Sole             Sole      0    0
Darden Restaurants Inc.        Com              237194105      143    7500          Sole             Sole      0    0
Dell Computer Corp.            Com              247025109      508   15200          Sole             Sole      0    0
Deltic Timber Corp.            Com              247850100       43    1500          Sole             Sole      0    0
Devon Energy Corp              Com              21579m103      100    2070          Sole             Sole      0    0
Dominion Resources             Com              257470104       62    1000          Sole             Sole      0    0
Duke Energy                    Com              264399106     1628   91400          Sole             Sole      0    0
E M C Corp Mass Com            Com              268648102      412   32600          Sole             Sole      0    0
Eastman Kodak                  Com              277461109     1380   65900          Sole             Sole      0    0
Elan Plc Adr                   Com              284131208        1     100          Sole             Sole      0    0
Electronic Data Systems Corp.  Com              285661104     2525  125000          Sole             Sole      0    0
Ennis Business Forms Inc.      Com              293389102       40    3000          Sole             Sole      0    0
Equity Office Properties Tr    Com              294741103      240    8700          Sole             Sole      0    0
European Warrant Fund Inc.     Com              298792102       68   35000          Sole             Sole      0    0
Exxon Mobil Corp               Com              30231g102     1956   53454          Sole             Sole      0    0
FPL Group                      Com              349903484       63    1000          Sole             Sole      0    0
Fannie Mae                     Com              313586109     1439   20500          Sole             Sole      0    0
Farmers & Merchants Com        Com              308243104       71     239          Sole             Sole      0    0
Farmers & Merchants Bank Of    Com              308035104      832     203          Sole             Sole      0    0
Long Beach
First National Bank Of Alaska  Com              322387101      204     100          Sole             Sole      0    0
Florida East Coast Ind Cl B    Com              340632207        8     277          Sole             Sole      0    0
Florsheim Group                Com              343302105        0   10000          Sole             Sole      0    0
Freddie Mac Voting Shs         Com              313400301     1466   28000          Sole             Sole      0    0
Genentech, Inc.                Com              368710406        8     100          Sole             Sole      0    0
General Dynamics Corp.         Com              369550108     2389   30600          Sole             Sole      0    0
General Electric Co.           Com              369604103     4057  136100          Sole             Sole      0    0
General Mills Inc.             Com              370334104      141    3000          Sole             Sole      0    0
GlaxoSmithKline PLC            Com              37733105        64    1500          Sole             Sole      0    0
Golden West Financial          Com              381317106       90    1000          Sole             Sole      0    0
Great Lakes Reit               Com              390752103      350   22000          Sole             Sole      0    0
H&R Block                      Com              093671105      108    2500          Sole             Sole      0    0
Halliburton Co.                Com              406216101       49    2000          Sole             Sole      0    0
Health Net, Inc                Com              42222g108       25     780          Sole             Sole      0    0
Healthcare Realty Trust        Com              421946104     3314  103620          Sole             Sole      0    0
Hewlett Packard Co.            Com              428236103      534   27600          Sole             Sole      0    0
Home Depot Inc.                Com              437076102     3003   94300          Sole             Sole      0    0
Hydrogenics Corp               Com              44882100         1     300          Sole             Sole      0    0
INSCI Corp                     Com              45765T106        1    5000          Sole             Sole      0    0
Innkeepers USA Trust-SBI       Com              4576J0104      598   68700          Sole             Sole      0    0
Int'l House Of Pancakes        Com              449623107       33    1000          Sole             Sole      0    0
Intel Corp.                    Com              458140100     5716  207700          Sole             Sole      0    0
Interleukin Genetics Inc       Com              458738101       37   12000          Sole             Sole      0    0
International Business         Com              459200101     3931   44500          Sole             Sole      0    0
Machines
Ishares DJ US Fin Srvs IDX     Com              464287770        8     100          Sole             Sole      0    0
Ishares Inc S&P Eur 350 INDX   Com              464287861     3071   56580          Sole             Sole      0    0
Ishares Russell 2000 Index     Com              464287655     2467   25420          Sole             Sole      0    0
Fund
Ishares Russell Midcap Index   Com              464287499     1977   33370          Sole             Sole      0    0
Fund
Ishares S&P 100                Com              464287101        5     100          Sole             Sole      0    0
Ishares S&P Midcap 400 Index   Com              464287507      163    1600          Sole             Sole      0    0
Fund
JDS Uniphase                   Com              46612j101      180   50000          Sole             Sole      0    0
JetBlue Airways                Com              477143101       91    1500          Sole             Sole      0    0
Johnson & Johnson              Com              478160104     1292   26100          Sole             Sole      0    0
Kimberly Clark                 Com              494368103      103    2000          Sole             Sole      0    0
Lee Enterprises Inc.           Com              523768109       19     500          Sole             Sole      0    0
Lehman Bros. Holding           Com              524908100     1140   16500          Sole             Sole      0    0
Liberty Media Corp Ser A       Com              530718105     2061  206720          Sole             Sole      0    0
Lilly Eli & Co.                Com              532457108       24     400          Sole             Sole      0    0
Lockheed Martin Corp.          Com              539830109       46    1000          Sole             Sole      0    0
Lucent Technologies Inc        Com              549463107        2    1000          Sole             Sole      0    0
MBNA Corp.                     Com              55262l100       46    2000          Sole             Sole      0    0
MGIC Investment                Com              552848103      375    7200          Sole             Sole      0    0
Marsh & Mclennan               Com              568459101      581   12200          Sole             Sole      0    0
McDonalds Corp.                Com              580135101     2547  108200          Sole             Sole      0    0
Merck & Co.                    Com              589331107      508   10045          Sole             Sole      0    0
Merrill Lynch & Co.            Com              590188108      616   11500          Sole             Sole      0    0
Metropolitan Life Insurance    Com              59156r108     1257   44800          Sole             Sole      0    0
Company
Microsoft Corp.                Com              594918104     2219   79820          Sole             Sole      0    0
NASDAQ 100 Trust SR I          Com              631100104      340   10500          Sole             Sole      0    0
Natural Resource Partners L.P. Com              63900p103      233    6700          Sole             Sole      0    0
New Plan Excel Realty Trust    Com              648053106     2790  119750          Sole             Sole      0    0
Inc
Nokia Corp                     Com              654902204     1309   83900          Sole             Sole      0    0
Nordstrom, Inc.                Com              65473e105       50    2000          Sole             Sole      0    0
Nortel Networks Corporation    Com              656569100       10    2500          Sole             Sole      0    0
Noven Pharmaceuticals          Com              670009109      377   32800          Sole             Sole      0    0
Oracle Corp                    Com              68389X105      591   52500          Sole             Sole      0    0
Pennsylvania Power & Light     Com              69351t106       61    1500          Sole             Sole      0    0
Peoples Energy Corp            Com              711030106     1655   40000          Sole             Sole      0    0
Pfizer Inc.                    Com              717081103     3535  116350          Sole             Sole      0    0
Pharmaceutical Prod Dev        Com              717124101       48    2000          Sole             Sole      0    0
Pinnacle West Cap Corp         Com              71713u10        21     600          Sole             Sole      0    0
Raymond James Financial        Com              754730109       65    1800          Sole             Sole      0    0
Raytheon Co. Cl A              Com              755111309       84    3000          Sole             Sole      0    0
Regions Financial Corp         Com              758940100      217    6331          Sole             Sole      0    0
Ross Stores Inc                Com              778296103      673   14500          Sole             Sole      0    0
Royal Dutch Shell              Com              780857804      269    6080          Sole             Sole      0    0
S & P 500 Spiders              Com              78462F103      400    4000          Sole             Sole      0    0
S&P MidCap Dep Receipts        Com              595635103        9     100          Sole             Sole      0    0
SBC Communications             Com              78387G103     1471   66100          Sole             Sole      0    0
SLM Corporation                Com              78442P106      362    9300          Sole             Sole      0    0
Safeway Inc                    Com              786514208     1993   86900          Sole             Sole      0    0
Schering-Plough                Com              806605101      838   55000          Sole             Sole      0    0
Schlumberger Ltd.              Com              806857108      208    4300          Sole             Sole      0    0
Scientific Atlanta Inc.        Com              808655104      252    8080          Sole             Sole      0    0
Sears Roebuck                  Com              812387108     2711   62000          Sole             Sole      0    0
Shurgard Storage Centers       Com              82567D104     1190   33700          Sole             Sole      0    0
Siebel Systems Inc.            Com              826170102       58    6000          Sole             Sole      0    0
Simpson Manufacturing Co       Com              829073105      204    5000          Sole             Sole      0    0
Southern Co.                   Com              842587107     1444   49200          Sole             Sole      0    0
St. Joe Corp.                  Com              790148100       90    2800          Sole             Sole      0    0
Stanton Island Corp            Com              857550107       29    1500          Sole             Sole      0    0
Sun Microsystems               Com              866810104      130   39300          Sole             Sole      0    0
Teco Energy                    Com              872375100      680   49200          Sole             Sole      0    0
Toll Brothers Inc              Com              889478103      803   26400          Sole             Sole      0    0
Tyco Intl Ltd New Com          Com              902124106        6     300          Sole             Sole      0    0
Unumprovident Corp Com         Com              91529y106       74    5000          Sole             Sole      0    0
Unisys                         Com              909214108     1077   79600          Sole             Sole      0    0
Velocity HIS, Inc.             Com              917488108        0     600          Sole             Sole      0    0
Verizon Communications         Com              92343v10      2579   79500          Sole             Sole      0    0
Vodaphone Group PLC            Com              92857t107       51    2500          Sole             Sole      0    0
Wal-Mart Stores Inc.           Com              931142103      223    4000          Sole             Sole      0    0
Walt Disney Co.                Com              254687106     2324  115200          Sole             Sole      0    0
Washington Mututal, Inc.       Com              939322103     8711  221250          Sole             Sole      0    0
Washington Real Estate Inv Tr  Com              939653101       58    2000          Sole             Sole      0    0
Waste Management Inc           Com              94106l109     3300  126100          Sole             Sole      0    0
Wells Fargo Co.                Com              949746101      129    2500          Sole             Sole      0    0
Wind River Systems, Inc        Com              973149107      304   53400          Sole             Sole      0    0
Wyndam International Inc       Com              983101106        6   10000          Sole             Sole      0    0
John Hancock Bank & Thrift     Com              409735107       90   10000          Sole             Sole      0    0
Opportunity
Latin America Equity Fund Inc. Com              51827t100     1246   98758          Sole             Sole      0    0
Templeton Dragon Fund          Com              88018t101      498   35393          Sole             Sole      0    0
CORTS Trust for Ford Motor     Pref             22080q208       49    2000          Sole             Sole      0    0
7.4%
CORTS Trust for Ford Motor 8%  Pref             22082k209     1129   44700          Sole             Sole      0    0
Freeport-McMoRan pref A        Pref             35671D501      142    5000          Sole             Sole      0    0
Innkeepers USA Trust 8.625%    Conv             4576j0302     1837   73200          Sole             Sole      0    0
Ser A Conv
Great Lakes REIT Pref A 9.75%  Pref             390752202      642   25000          Sole             Sole      0    0
Oxy Capital Tr I               Pref             692070204     1164   45985          Sole             Sole      0    0
                                                                 0       0                              0      0    0
Blackrock Calif. Muni Fund     Com              09247U107      118    8300          Sole             Sole      0    0
Hyperion Term 2005             Com              448918102     4134  434700          Sole             Sole      0    0
ING Prime Rate Trust           Com              44977W106     3513  489300          Sole             Sole      0    0
Pimco Commercial Mortgage      Com              693388100     1748  122500          Sole             Sole      0    0
Pimco Strategic Global Govt FD Com              72200X104     4308  364500          Sole             Sole      0    0
TCW/DW Term 2003               Com              87234u108     2049  193500          Sole             Sole      0    0
iShares GS $ InvesTop          Com              464287242      225    2000          Sole             Sole      0    0
Corporate Bond Fund


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